Intangible Assets, Net (Details) - Schedule of intangible assets consisted - USD ($)	Sep. 30, 2021	Mar. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, at cost	$ 84,343	$ 82,948
Less: accumulated amortization	(41,990)	(37,148)
Total intangible assets, net	42,353	45,800
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, at cost	47,234	46,453
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, at cost	$ 37,109	$ 36,495